UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2010

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one):                [] is a restatement
                                                [] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Asset Management LLP
Address:   55 Baker Street
           London W1U 8EW
           United Kingdom


Form 13F File Number: 028-12590


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James Vernon
Title:  Managing Member of Brevan Howard Asset Management LLP
Phone:  0207 0222 6200

Signature,  Place,  and  Date  of  Signing:

/s/ James Vernon                   London, United Kingdom             5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total:  $      324,192
                                         --------------
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE



                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                                FORM 13F
                                                    Quarter Ended March 31, 2010

---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AEROPOSTALE                  COM             007865108      389    13,500 SH       SOLE                   13,500
ALLIS CHALMERS ENERGY INC    COM PAR $.01NW  019645506    5,246 1,482,000 SH       SOLE                1,482,000
APPLE INC                    COM             037833100    1,058     4,500 SH       SOLE                    4,500
BANK OF AMERICA CORPORATION  COM             060505104      862    48,300 SH       SOLE                   48,300
BARRICK GOLD CORP            COM             067901108    2,645    69,000 SH       SOLE                   69,000
BERKSHIRE HATHAWAY INC DEL   CL A            084670108   22,655       186 SH       SOLE                      186
BRIGHAM EXPLORATION CO       COM             109178103      957    60,000 SH       SOLE                   60,000
BROADCOM CORP                CL A            111320107      498    15,000 SH  CALL SOLE                   15,000
CALPINE CORP                 COM NEW         131347304      892    75,000 SH       SOLE                   75,000
CF INDS HLDGS INC            COM             125269100    1,368    15,000 SH       SOLE                   15,000
CHEVRON CORP NEW             COM             166764100    5,232    69,000 SH       SOLE                   69,000
CITIGROUP INC                COM             172967101    1,215   300,000 SH  CALL SOLE                  300,000
CITIGROUP INC                UNIT 99/99/9999 172967416    5,485    45,000 SH       SOLE                                 NONE
COSTCO WHSL CORP NEW         COM             22160K105      305     5,100 SH       SOLE                    5,100
DEVON ENERGY CORP NEW        COM             25179M103    1,933    30,000 SH  CALL SOLE                   30,000
DEX ONE CORP                 COM             25212W100    5,252   188,111 SH       SOLE                  188,111
DIAMOND OFFSHORE DRILLING IN COM             25271C102    8,704    99,600 SH       SOLE                   99,600
DR PEPPER SNAPPLE GROUP INC  COM             26138E109      422    12,000 SH       SOLE                   12,000
DRYSHIPS INC.                NOTE 5.000%12/0 262498AB4    1,261     1,200 PRN      SOLE                                 NONE
ENCANA CORP                  COM             292505104    5,151   166,000 SH       SOLE                  166,000
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS    G10082140    4,925   275,000 SH       SOLE                  275,000
EXXON MOBIL CORP             COM             30231G102    1,085    16,200 SH       SOLE                   16,200
FIBRIA CELULOSE S A          SP ADR REP COM  31573A109    1,313    60,000 SH       SOLE                   60,000
FREEPORT-MCMORAN COPPER & GO COM             35671D857    5,263    63,000 SH       SOLE                   63,000
GOOGLE INC                   CL A            38259P508    1,361     2,400 SH       SOLE                    2,400
INTEL CORP                   COM             458140100   22,023   988,000 SH       SOLE                  988,000
INTEL CORP                   COM             458140100    3,344   150,000 SH  CALL SOLE                  150,000
INTL PAPER CO                COM             460146103    1,846    75,000 SH  CALL SOLE                   75,000
ISHARES TR INDEX             FTSE XNHUA IDX  464287184      632    15,000 SH       SOLE                   15,000
ISHARES TR INDEX             FTSE XNHUA IDX  464287184    8,841   210,000 SH  CALL SOLE                  210,000
ISHARES TR INDEX             MSCI EMERG MKT  464287234   10,531   250,000 SH  PUT  SOLE                  250,000
ISHARES TR INDEX             MSCI EMERG MKT  464287234   30,955   734,875 SH       SOLE                  734,875
ISHARES TR INDEX             MSCI EMERG MKT  464287234    2,527    60,000 SH  CALL SOLE                   60,000
JPMORGAN CHASE & CO          COM             46625H100    1,007    22,500 SH       SOLE                   22,500
KRAFT FOODS INC              CL A            50075N104    1,423    47,069 SH       SOLE                   47,069
MCCLATCHY CO                 CL A            579489105    4,419   900,000 SH       SOLE                  900,000
MCDONALDS CORP               COM             580135101      320     4,800 SH       SOLE                    4,800
MEAD JOHNSON NUTRITION CO    COM             582839106    1,832    35,220 SH       SOLE                   35,220
MOSAIC CO                    COM             61945A107    1,276    21,000 SH       SOLE                   21,000
MOSAIC CO                    COM             61945A107    4,558    75,000 SH  CALL SOLE                   75,000
NATIONAL OILWELL VARCO INC   COM             637071101    5,008   123,400 SH       SOLE                  123,400
NEWMONT MINING CORP          COM             651639106   16,043   315,000 SH       SOLE                  315,000
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103   17,355   415,000 SH       SOLE                  415,000
OIL SVC HOLDRS TR            DEPOSTRY RCPT   678002106   17,185   141,200 SH       SOLE                  141,200
OIL SVC HOLDRS TR            DEPOSTRY RCPT   678002106    6,085    50,000 SH  CALL SOLE                   50,000
PEPSICO INC                  COM             713448108      397     6,000 SH       SOLE                    6,000
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR   71654V408   14,160   318,200 SH       SOLE                  318,200
PFIZER INC                   COM             717081103    2,058   120,000 SH       SOLE                  120,000
PFIZER INC                   COM             717081103    1,029    60,000 SH  CALL SOLE                   60,000
PILGRIMS PRIDE CORP NEW      COM             72147K108   11,609 1,091,035 SH       SOLE                1,091,035
POSCO                        SPONSORED ADR   693483109      579     4,950 SH       SOLE                    4,950
POTASH CORP SASK INC         COM             73755L107    4,858    40,700 SH       SOLE                   40,700
ROSS STORES INC              COM             778296103      321     6,000 SH       SOLE                    6,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506    3,451    60,000 SH       SOLE                   60,000
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605    7,975   500,000 SH  CALL SOLE                  500,000
SELECT SECTOR SPDR TR        SBI INT-INDS    81369Y704    7,810   250,000 SH  CALL SOLE                  250,000
SENSATA TECHNOLOGIES HLDG BV SHS             N7902X106    4,242   236,185 SH       SOLE                  236,185
SPDR GOLD TRUST              GOLD SHS        78463V107      605     5,550 SH       SOLE                    5,550
SUNCOR ENERGY INC NEW        COM             867224107      488    15,000 SH       SOLE                   15,000
SUNCOR ENERGY INC NEW        COM             867224107    1,220    37,500 SH  CALL SOLE                   37,500

                                                  FORM 13F INFORMATION TABLE

---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SUPERMEDIA INC               COM             868447103   12,204   300,000 SH       SOLE                  300,000
TARGET CORP                  COM             87612E106      316     6,000 SH       SOLE                    6,000
TJX COS INC NEW              COM             872540109      319     7,500 SH       SOLE                    7,500
VALE S A                     ADR             91912E105    1,642    51,000 SH       SOLE                   51,000
WAL MART STORES INC          COM             931142103      334     6,000 SH       SOLE                    6,000
XTO ENERGY INC               COM             98385X106    4,975   105,444 SH       SOLE                  105,444
YANZHOU COAL MNG CO LTD      SPON ADR H SHS  984846105      568    23,581 SH       SOLE                   23,581
YUM BRANDS INC               COM             988498101      345     9,000 SH       SOLE                    9,000